Document and Entity Information	Dec. 10, 2020
Cover [Abstract]
Entity Registrant Name	Altus Midstream Co
Amendment Flag	false
Entity Central Index Key	0001692787
Document Type	8-K
Document Period End Date	Dec. 10, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38048
Entity Tax Identification Number	81-4675947
Entity Address, Address Line One	One Post Oak Central
Entity Address, Address Line Two	2000 Post Oak Boulevard
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056-4400
City Area Code	(713)
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value
Trading Symbol	ALTM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false